Brandes Emerging Markets Value Fund
Schedule of Investments
December 31, 2019 (Unaudited)

	Shares	Value
COMMON STOCKS - 88.53%
Argentina - 2.61%
Adecoagro SA (a)	1,176,931	$9,850,912
YPF SA Sponsored - Class D - ADR	2,625,116	30,398,843
		40,249,755
Austria - 1.03%
Erste Group Bank AG	421,414	15,829,294
Brazil - 8.84%
Cielo SA	5,180,100	10,811,648
Cogna Educacao	5,600,500	15,992,175
Embraer SA Sponsored - ADR	2,965,923	57,805,838
Hapvida Participacoes e Investimentos SA (b)	1,377,400	21,939,494
YDUQS Part	2,494,693	29,608,346
		136,157,501
Chile - 1.22%
Empresa Nacional de Telecomunicaciones SA (a)	1,625,815	11,582,603
Enel Chile SA Sponsored - ADR	1,509,388	7,169,593
		18,752,196
China - 17.16%
Alibaba Group Holding Ltd. - ADR (a)	119,225	25,287,623
Baidu, Inc. - ADR (a)	123,309	15,586,258
China Construction Bank Corp. - Class H	29,314,000	25,416,472
China Mobile Ltd.	6,243,900	52,760,063
China Railway Signal & Communication Corp. Ltd. (b)	27,229,100	15,203,411
China Yuchai International Ltd.	173,073	2,307,063
Dongfeng Motor Group Co. Ltd. - Class H	34,409,000	32,371,454
Genertec Universal Medical Group Co. Ltd. (b)	21,333,500	16,144,687
PetroChina Co. Ltd.	31,466,000	15,839,840
Shanghai Pharmaceuticals Holding Co. Ltd. - Class H	11,814,800	22,991,344
TravelSky Technology Ltd.	5,796,000	14,149,185
Wynn Macau Ltd.	6,967,200	17,168,056
ZTO Express Cayman, Inc. - ADR	380,528	8,885,329
		264,110,785
Colombia - 0.77%
Grupo Aval Acciones y Valores Grupo Sponsored - ADR	1,360,327	11,862,051
Czech Republic - 0.42%
O2 Czech Republic AS	626,829	6,470,122
Greece - 0.57%
Hellenic Telecommunications Organization SA	552,285	8,840,268
Hong Kong - 2.52%
First Pacific Co. Ltd.	28,461,920	9,677,009
Lifestyle International Holdings Ltd.	10,597,500	12,159,555
Luk Fook Holdings International Ltd.	5,860,000	16,910,873
		38,747,437
India - 1.02%
Power Grid Corp of India Ltd.	5,904,971	15,739,000
Indonesia - 4.51%
Bank Rakyat Indonesia Persero Tbk PT	97,044,300	30,717,038
Gudang Garam Tbk PT	3,894,212	14,855,044
PT XL Axiata Tbk (a)	105,169,315	23,841,011
		69,413,093
Malaysia - 2.02%
Genting Berhad	21,040,900	31,135,368
Mexico - 10.35%
America Movil SAB de CV	30,167,817	24,092,769
Cemex SAB de CV Sponsored - ADR	10,054,422	38,005,715
Fibra Uno Administracion SA de CV	32,196,641	49,859,455
Fideicomiso PLA Administradora Industrial S de RL de CV	17,287,809	28,344,418
Macquarie Mexico Real Estate Management SA de CV (b)	14,203,330	18,569,685
Urbi Desarrollos Urbanos SA de CV (a)	10,242,449	492,959
		159,365,001
Panama - 1.82%
Banco Latinoamericano de Comercio Exterior SA - Class E	644,836	13,786,594
Copa Holdings SA - Class A	132,245	14,293,040
		28,079,634
Russia - 6.04%
Mobile TeleSystems PJSC	6,017,014	31,017,569
Sberbank of Russia OJSC	8,476,466	34,791,535
Sistema JSFC Sponsored - GDR	2,684,906	13,086,232
X5 Retail Group NV - GDR	410,848	14,179,914
		93,075,250
Singapore - 1.61%
Flex Ltd. (a)	1,963,128	24,774,675
South Africa - 1.52%
ABSA GROUP Ltd.	2,201,060	23,462,677
South Korea - 12.34%
Hyundai Mobis Co. Ltd.	133,964	29,638,273
KIA Motors Corp.	752,977	28,756,579
KT&G Corp.	431,744	34,931,368
POSCO	158,366	32,190,072
S-1 Corp.	157,189	12,736,054
Samsung Electronics Co. Ltd.	610,691	29,427,295
Shinhan Financial Group Co. Ltd.	592,275	22,206,044
		189,885,685
Spain - 1.15%
Prosegur Cash SA	11,548,879	17,660,056
Taiwan - 2.72%
Asustek Computer, Inc.	3,216,000	24,820,634
Taiwan Semiconductor Manufacturing Co Ltd.	1,534,000	16,978,051
		41,798,685
Thailand - 3.65%
Bangkok Bank Plc - NVDR	2,513,800	13,413,345
Jasmine Broadband Internet Infrastructure - Class F	63,443,782	20,545,163
Siam Commercial Bank PCL - Class F	5,464,600	22,221,562
		56,180,070
Turkey - 0.06%
Ulker Biskuvi Sanayi AS (a)	255,249	959,383
United Arab Emirates - 1.55%
DP World Ltd. (c)	1,818,953	23,845,079
United Kingdom - 3.03%
Hyve Group Plc	22,007,865	29,734,843
Vivo Energy Plc (b)	10,376,419	16,988,441
		46,723,284
TOTAL COMMON STOCKS (Cost $1,397,864,618)		$1,363,116,349

PARTICIPATORY NOTES - 0.89%
China - 0.89%
China South Publishing & Media Group Co. Ltd. (a)(b)(d)(e)	7,936,516	$13,607,823
TOTAL PARTICIPATORY NOTES (Cost $15,164,834)		$13,607,823

PREFERRED STOCKS - 8.69%
Brazil - 4.55%
Companhia Brasileira de Distribuicao	1,166,900	$25,495,024
Petroleo Brasileiro SA	3,315,000	25,038,328
Telefonica Brasil SA	498,300	7,202,227
Telefonica Brasil SA Sponsored - ADR	846,683	12,124,501
		69,860,080
Colombia - 0.57%
Grupo Aval Acciones y Valores SA	20,018,115	8,890,904
Russia - 1.90%
Surgutneftegas PJSC	32,081,832	19,499,915
Surgutneftegas PJSC Sponsored - ADR	1,570,389	9,752,116
		29,252,031
South Korea - 1.67%
Hyundai Motor Co. Ltd.	413,848	25,632,484
TOTAL PREFERRED STOCKS (Cost $125,347,938)		$133,635,499

SHORT-TERM INVESTMENTS - 1.88%
Money Market Funds - 1.88%
BlackRock Liquidity Funds T-Fund - Institutional Class, 1.489% (f)	28,923,363	$28,923,363
TOTAL SHORT-TERM INVESTMENTS (Cost $28,923,363)		$28,923,363

Total Investments (Cost $1,567,300,753) - 99.99%		$1,539,283,034
Other Assets in Excess of Liabilites - 0.01%		108,711
TOTAL NET ASSETS - 100.00%		$1,539,391,745

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
(a)	Non-income producing security.
(b)
Acquired in a transaction exempt from registration under Rule 144A or Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $102,453,541, which represented 6.66% of the net assets of the Fund.

(c)	Affiliated issuer. See Note 2 in the Notes to Schedule of Investments.
(d)
The price for this security was derived from an estimate of fair market value using methods approved by the Fund's Board of Trustees. This security represents $13,607,823 or 0.89% of the Fund's net assets and is classified as a Level 2 security. See Note 1 in the Notes to Schedule of Investments.

(e)
Represents the underlying security of a participatory note with HSBC Bank Plc. China South Publishing & Media Group Co. Ltd. has a maturity date of November 23, 2021. See Note 4 in the Notes to Schedule of Investments.

(f)	The rate shown is the annualized seven day yield as of December 31, 2019.

Brandes Emerging Markets Value Fund
Schedule of Investments by Industry
December 31, 2019 (Unaudited)

COMMON STOCKS
Aerospace & Defense	3.76%
Air Freight & Logistics	0.58%
Airlines	0.93%
Auto Components	1.93%
Automobiles	3.97%
Banks	12.99%
Commercial Services & Supplies	1.97%
Construction Materials	2.47%
Diversified Consumer Services	2.96%
Diversified Financial Services	1.52%
Diversified Telecommunication Services	0.99%
Electric Utilities	1.49%
Electronic Equipment, Instruments & Components	2.60%
Equity Real Estate Investment Trusts	7.62%
Food & Staples Retailing	0.92%
Food Products	0.70%
Health Care Providers & Services	3.97%
Hotels, Restaurants & Leisure	3.14%
Household Durables	0.03%
Interactive Media & Services	1.01%
Internet & Direct Marketing Retail	1.64%
IT Services	1.62%
Machinery	0.15%
Media	1.93%
Metals & Mining	2.09%
Multiline Retail	0.79%
Oil, Gas & Consumable Fuels	3.00%
Semiconductors & Semiconductor Equipment	1.10%
Specialty Retail	2.20%
Technology Hardware, Storage & Peripherals	3.52%
Tobacco	3.23%
Transportation Infrastructure	1.55%
Wireless Telecommunication Services	10.16%
TOTAL COMMON STOCKS	88.53%
PARTICIPATORY NOTES
Media	0.89%
TOTAL PARTICIPATORY NOTES	0.89%
PREFERRED STOCKS
Automobiles	1.67%
Banks	0.57%
Diversified Telecommunication Services	1.26%
Food & Staples Retailing	1.66%
Oil, Gas & Consumable Fuels	3.53%
TOTAL PREFERRED STOCKS	8.69%
SHORT-TERM INVESTMENTS	1.88%
TOTAL INVESTMENTS	99.99%
Other Assets in Excess of Liabilities	0.01%
TOTAL NET ASSETS	100.00%

The industry classifications represented in the Schedule of Investments are in accordance with Global Industry Classification Standards (GICS®), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC or were otherwise determined by the Adviser to be appropriate. This information is unaudited.

The accompanying notes are an integral part of these Schedules of Investments.